Segment Information (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segment Information [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM regularly reviews revenues, operating expenses by function, assets, liabilities and cash balances. The CODM also reviews stock-based compensation expense separately from the consolidated statements of operations and Adjusted EBITDA. Assets, liabilities, and cash balances are based on the amounts reported in the consolidated balance sheets.Adjusted EBITDA, a non-GAAP measurement, represents net loss adjusted for financial expenses (income), net, depreciation and amortization, stock-based compensation expense and other non-cash or non-recurring items, as applicable. The CODM also uses Adjusted EBITDA to evaluate operating performance, compare actual results to budgets and forecasts, and support capital allocation and strategic planning decisions.
Number of reportable segment	1
Number of operating segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer